Significant Accounting Policies - Restricted cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted cash
Restricted cash	$ 8,500	$ 40,188
Senior Secured Credit Facility
Restricted cash
Cash collateral		$ 31,700